SCHEDULE OF CHANGES IN FAIR VALUE ON THE COMPANY’S LEVEL 3 FINANCIAL LIABILITIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Derivative Liabilities And Fair Value Measurements
Beginning balance
Establishment of derivative liability upon authorized share shortfall		64,951,789
Gain on change in fair value of derivative liability		(48,314,949)
Settlement of derivative liability upon correction of authorized share shortfall		(16,636,840)
Mark to market
Ending balance
Gain on change in fair value of derivative liability